Fair Value Measurements (Assets Measured at Fair Value on a Non-recurring Basis) (Details) - USD ($) $ in Millions	3 Months Ended													6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2016	Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	$ 3,071	$ 2,541				$ 1,196								$ 3,071		$ 2,541	$ 1,196
Total assets at fair value	3,159	2,652				1,407				$ 1,379				3,159		2,652	1,407	$ 1,379
Net gain (loss) on sales of repossessed assets	90	46	$ 68	$ 83	$ 91	53	$ 52	$ 55	$ 45	$ 45	$ 75	$ 144	$ 137	165	$ 174	288	206	402
Nonrecurring
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repossessed assets	19	17				19								19		17	19
Total assets at fair value	61	67				120								61		67	120
Fair value gains (losses) on repossessed assets	(3)			0										(2)	(1)	(2)	(4)	(10)
Net gain (loss) on sales of repossessed assets	0			1										1	1	(2)	(5)	(26)
Nonrecurring | Interest Income
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gains (losses) on loans	(1)			(1)										(1)	(1)	(2)	(4)	(4)
Nonrecurring | Provision for loan losses
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value gains (losses) on loans	(9)			$ (21)										(20)	$ (56)	(84)	(49)	$ (155)
Nonrecurring | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repossessed assets	0	0				0								0		0	0
Total assets at fair value	16	8				27								16		8	27
Nonrecurring | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Repossessed assets	19	17				19								19		17	19
Total assets at fair value	45	59				93								45		59	93
Nonrecurring | Residential first mortgage loans
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	16	8				27								16		8	27
Impaired loans held-for-investment	25	40				74								25		40	74
Nonrecurring | Residential first mortgage loans | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	16	8				27								16		8	27
Impaired loans held-for-investment	0	0				0								0		0	0
Nonrecurring | Residential first mortgage loans | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Loans held-for-sale	0	0				0								0		0	0
Impaired loans held-for-investment	25	40				$ 74								25		40	$ 74
Nonrecurring | Commercial and industrial
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans held-for-investment	1	2												1		2
Nonrecurring | Commercial and industrial | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans held-for-investment	0	0												0		0
Nonrecurring | Commercial and industrial | Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impaired loans held-for-investment	$ 1	$ 2												$ 1		$ 2